Organization (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 3,026	$ 13,554	$ 13,060	$ 3,610	$ 7,787	$ 13,418
Restricted cash	21		3,459	1,153
Accounts receivable	39,856		65,720	28,257
Receivable from MVNO franchisees	3,646		3,514	4,319
Inventories	20,784		17,031	12,682
Prepaid expenses and other current assets	22,846		16,240	6,599
Total current assets	90,930		119,531	58,079
Non-current assets:
Property and equipment, net	1,316		1,362	1,488
Intangible assets, net	20,588		20,004	15,498
Goodwill	765		736	693	741
Deferred tax assets	1,566		1,463	1,054
Other non-current assets	5,883		2,994	529
Total non-current assets	45,446		29,201	19,951
Total assets	136,376		148,732	78,030
Current liabilities:
Accounts payable	16,671		49,690	22,691
Accrued expenses and other payables				50
Deferred revenue	7,307		7,960	11,995
Short-term bank borrowings	12,792		12,648	6,306
Total current liabilities	66,053		92,748	50,487
Non-current liabilities
Deferred tax liabilities	3,796		3,555	2,170
Total non-current liabilities	17,145		8,979	14,032
Total liabilities	83,198		101,727	64,519
Income Statement [Abstract]
Net revenues	58,256	31,210	154,307	120,586	75,072
Net (loss) income	1,387	18	(12,359)	2,596	795
Statement of Cash Flows [Abstract]
Net increase (decrease) in cash and cash equivalents	(10,034)	$ 9,944	9,450	(4,177)	(5,631)
VIE [Member]
Current assets:
Cash and cash equivalents			51	414
Restricted cash			3,459	1,153
Accounts receivable			2,565	129
Receivable from MVNO franchisees			3,514	4,319
Inventories			221	67
Prepaid expenses and other current assets			423	926
Total current assets			10,233	7,008
Non-current assets:
Property and equipment, net			897	987
Intangible assets, net			8,393	8,609
Goodwill			736	693
Deferred tax assets			940	1,054
Other non-current assets			81	58
Total non-current assets			11,047	11,401
Total assets			21,280	18,409
Current liabilities:
Accounts payable			4,143	4,598
Accrued expenses and other payables	4,339		4,038	2,778
Deferred revenue	4,800		5,904	9,134
Short-term bank borrowings	40			721
Intercompany payables			14,279	7,923
Total current liabilities			28,364	25,154
Non-current liabilities
Deferred tax liabilities	$ 1,524		1,550	1,539
Total non-current liabilities			1,500	1,539
Total liabilities			29,864	26,693
Income Statement [Abstract]
Net revenues			32,074	35,138	19,957
Net (loss) income			347	(3,381)	(5,029)
Statement of Cash Flows [Abstract]
Net cash provided by (used in) operating activities			683	(2,128)	2,413
Net cash used in investing activities			(281)	(634)	(1,622)
Net cash (used in) provided by financing activities			(765)	721	(770)
Net increase (decrease) in cash and cash equivalents			$ (363)	$ (2,041)	$ 21